Related Parties - Summary of Operating Transactions with Shareholders (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Consulting fee revenue	$ 24,554	$ 36,672	$ 59,674
Employee benefits	41	19	634
Communications	0	219	414
Professional fees	0	0	323
Transaction fees	0	866	$ 0
Consulting fee revenue reimbursement (up to)	4,000
Trade accounts receivable	6,718	9,653
Trade accounts payable	$ 153	$ 0